Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets
Fixed income securities	$ 5,491,047	$ 5,602,738
Equity securities	206,122	202,622
Short-term investments	138,372	98,553
Other investments:
Free-standing derivatives	600	1,076
Separate account assets	383,263	435,446
Other assets	84,561	27,826
Total assets at fair value	6,303,965	6,368,261
% of total assets at fair value	100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(7,391)	(9,197)
Total liabilities at fair value	(7,391)	(9,197)
% of total liabilities at fair value	100.00%	100.00%
U.S. government and agencies
Assets
Fixed income securities	279,967	294,831
Municipal
Assets
Fixed income securities	782,957	725,984
Corporate
Assets
Fixed income securities	3,712,994	3,765,589
Foreign government
Assets
Fixed income securities	396,676	381,616
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	98,325	159,919
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	134,892	175,980
Asset-backed securities ("ABS")
Assets
Fixed income securities	74,600	88,507
Redeemable preferred stock
Assets
Fixed income securities	10,636	10,312
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities	3,642	3,678
Equity securities	200,575	202,622
Short-term investments	2,003	3,157
Other investments:
Separate account assets	383,263	435,446
Total assets at fair value	589,483	644,903
% of total assets at fair value	9.40%	10.10%
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities	3,642	3,678
Significant other observable inputs (Level 2)
Assets
Fixed income securities	5,167,073	5,263,518
Equity securities	547
Short-term investments	136,369	95,396
Other investments:
Free-standing derivatives	46
Total assets at fair value	5,304,035	5,358,914
% of total assets at fair value	84.10%	84.20%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities	276,325	291,153
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities	740,535	674,669
Significant other observable inputs (Level 2) | Corporate
Assets
Fixed income securities	3,460,429	3,506,161
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities	396,676	381,616
Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities	98,325	159,919
Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities	134,892	175,980
Significant other observable inputs (Level 2) | Asset-backed securities ("ABS")
Assets
Fixed income securities	49,255	63,708
Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities	10,636	10,312
Significant unobservable inputs (Level 3)
Assets
Fixed income securities	320,332	335,542
Equity securities	5,000
Other investments:
Free-standing derivatives	554	1,076
Other assets	84,561	27,826
Total assets at fair value	410,447	364,444
% of total assets at fair value	6.50%	5.70%
Contractholder funds:
Derivatives embedded in life and annuity contracts	(7,391)	(9,197)
Total liabilities at fair value	(7,391)	(9,197)
% of total liabilities at fair value	100.00%	100.00%
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities	42,422	51,315
Significant unobservable inputs (Level 3) | Corporate
Assets
Fixed income securities	252,565	259,428
Significant unobservable inputs (Level 3) | Asset-backed securities ("ABS")
Assets
Fixed income securities	$ 25,345	$ 24,799